Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events
26.	Subsequent Events
a.

On January 15, 2024, the Company received approval from the TSXV as well as warrant holders to amend the terms of 10,796,054 outstanding common share purchase warrants due to expire on February 13, 2028. The warrants were issued in connection with the convertible debt transaction that closed on February 13, 2023.

As consideration for eliminating the dilutive ratchet provisions in the Company’s convertible debt, the Company and its noteholders agreed to change the terms of the share purchase warrants. Pursuant to the amendment, the exercise price of the warrants was reduced to CAD$1.00 per common share. In addition, the warrants were to be amended to include an acceleration clause such that the term of the warrants will be reduced to 30-day (the “Reduced Term”) in the event the closing price of the common shares on the TSX Venture Exchange exceeds CAD$1.20 ten consecutive days trading days (the “Acceleration Event”), with the Reduced term to begin upon release of a press release by the Company within seven calendar days after such ten consecutive trading day period. Upon the occurrence of an Acceleration Event, holders of the warrants may exercise the warrants on a cashless basis, based on the value of the warrants at the time of exercise.

In addition, the Company issued 100,000 stock options at an exercise price of $0.50 that will vest in three equal tranches on the first, second and third anniversary of the grant date over a four year period. All grants are subject to the approval of the TSX Venture.

b.	On February 12, 2024, the Company issued 3,074,398 incentive stock options and 102,410 restricted share units (RSUs) to certain directors, officers, employees and contractors of the Company. The Company will also settle a total of $157,357 of earned performance-based incentive cash payments to certain on-officer employees by issuing a total of 189,587 common shares of the Company at a price of $0.81 per share to these individuals. The RSUs will vest on the first anniversary of the grant date and will be settled in cash or common shares at the discretion of the Company. The stock options are exercisable for four years at $0.81 and will vest in two equal tranches, on the first and second anniversary of the grant date.
c.	On February 27, 2024, the Company and the holders (the “Noteholders”) of US$51 million principal amount of 8.99% senior secured convertible notes (the “Notes”) entered into an agreement (the “Waiver”) whereby the Noteholders agreed, subject to certain conditions, to a postponement in the unpaid payment of interest on the Notes payable on the August 15, 2023 and February 15, 2024 interest payment dates (the “Interest”) under the convertible note indenture dated as of February 13, 2023 (the “Indenture”) that governs the Notes. Pursuant to the Waiver, the Company is required to make payment of accrued Interest on August 15, 2024, other than the Interest to be paid through the Share Issuance (as defined below). In the event of a default by the Company under the Indenture, the Company is required to pay the Interest immediately. Pending repayment, the Interest will be treated as additional principal amounts of Notes entitled to the same rights as the Notes under the Indenture, including the accrual of additional interest under the Indenture and the right to convert into common shares in the capital of the Company (“Common Shares”).

The Company satisfied US$401 of the Interest through the issuance of Common Shares to certain Noteholders (the “Share Issuance”). The Share Issuance occurred at a value of $0.6439 The Share Issuance was approved by the TSX Venture Exchange (the “TSXV”).

In addition, subject to certain conditions, the Noteholders have agreed to waive the requirement set out in the Indenture for the Company to file a registration statement to provide for the resale of the Common Shares underlying the Notes and the common share purchase warrants issued on February 13, 2023.

d.	NASDAQ Notice Update

Further to the Company’s news release dated September 22, 2023 regarding its receipt of notice from The Nasdaq Stock Market LLC (“Nasdaq”) on September 21, 2023 stating that the Company is not in compliance with the minimum bid price requirement (“Minimum Bid Requirement”), the Company intends to submit an application pursuant to the Nasdaq Listing Rules for an additional 180-day extension to the notice period under Nasdaq Rule 5810(c)(3)(A)(ii), at which point the Company may be required to take steps to resolve the non-compliance.

If at any time before March 19, 2024, the bid price of the Common Shares closes at or above US$1.00 per share for a minimum of 10 consecutive business days, the Company will regain compliance with the Minimum Bid Requirement.

On March 21, 2024, the Company announced the receipt of an additional 180 days notice from the Nasdaq to regain compliance with the minimum bid price required of US$1.00 per share under the Nasdaq Listing Rule 5550(a)(2).

The ruling has no immediate effect on the listing or trading of the Company’s common shares on the Nasdaq, and the Company’s operations are not affected by the receipt of the extension. Pursuant to the extension, the Company has until September 16, 2024 to regain compliance with the minimum bid requirement, during which time the Company’s common shares will continue to trade on Nasdaq.

At any time before September 16, 2024 the bid price of the common shares closes at or above US$1.00 per common share for a minimum of ten consecutive days, the Company will regain compliance with the minimum bid requirement. The extension does not have any impact on the listing of the Company’s common shares on the TSX Venture Exchange.

e.	Employee Share Settlement

On February 27, 2024, further to the Company’s news release dated February 12, 2024, the Company has settled a total of $134 of earned performance-based incentive cash payments to certain non-officer employees by issuing a total of 165,257 Common Shares at a deemed price of $0.81 per share to these individuals (the “Share Settlement”). The aggregate Share Settlement is lower than the previously disclosed total of $157, by issuing a total of 189,587 Common Shares, that the Company had anticipated settling.

On March 21, 2024, the Company announced further to its news releases dated February 27, 2024 and March 13, 2024, the Company has issued an aggregate of 843,039 Shares at a deemed issue price of $0.6439 per Share in satisfaction of a portion of the interest payable to certain of the holders of US$51 million principal amount of 8.99% senior secured convertible notes. The deemed issue price was calculated at 95% of the simple average of the volume weighted average trading price of the Shares for each of the five trading days ending on, and including, March 20, 2024.